Income Taxes (Details) - Schedule of Income/(Loss) Before Income Taxes ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Schedule of Income/(Loss) Before Income Taxes [Abstract]
Domestic operations	₨ 19	$ 0.3	₨ 8	₨ 326
Foreign operations	(829)	(10.8)	(3,913)	(2,174)
Total	₨ (810)	$ (10.5)	₨ (3,905)	₨ (1,848)